Earnings (Loss) Per Share	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

Note 10. Earnings Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net Loss	$(19,458)	$(6,852)

Net loss attributable per share to common stockholders	(19,458)	(6,852)

Denominator:
Weighted average shares of common stock outstanding – Basic	163,955,593	135,039,812
Dilutive effect of potential common stock	—	—

Weighted average shares of common stock outstanding – Diluted	163,955,593	135,039,812

Net loss per share attributable to common stockholders – Basic and Diluted	$(0.12)	$(0.05)

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Three Months Ended March 31,
	2021	2020
Common stock options issued and outstanding	17,073,617	18,242,577
Restricted stock	—	13,079,520
Restricted stock units	1,435,217	—

Total	18,508,834	31,322,097